INSURANCE - Summary of Types of Insurance Coverage (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Industrial complex and administrative sites [member]
INSURANCE
Type of coverage	Any damages to buildings, facilities, inventories, and machinery and equipment
Amount insured	R$ 4,694,455	R$ 4,924,868
Vehicles [member]
INSURANCE
Type of coverage	Fire, theft and collision for the vehicles insured by the Company
Amount insured	R$ 24,907	221,523
Loss of profits [member]
INSURANCE
Type of coverage	No loss of profits due to material damages to facilities buildings and production machinery and equipment
Amount insured		2,056,000
Transport [member]
INSURANCE
Type of coverage	Damages to products in transit
Amount insured	R$ 81,328	97,308
Civil liability [member]
INSURANCE
Type of coverage	Protection against error or complaints in the exercise of professional activity that affect third parties
Amount insured	R$ 886,720	1,991,888
Environmental liability [member]
INSURANCE
Type of coverage	Protection against environmental accidents that may result in environmental lawsuits
Amount insured	R$ 30,000	R$ 30,000